Finance Lease Liabilities - Schedule of Future Minimum Lease Payments Under Finance Lease (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Future Minimum Lease Payments Under Finance Lease [Abstract]
Within 1 year	$ 54,694
1-2 year	30,369
2-3 year	13,464
Over 3 years	1,122
Total finance lease payments	99,649
Less: imputed interest	(8,171)
Total finance lease obligation	91,478
Less: current portion of finance lease liabilities	(49,454)	$ (26,585)
Long-term finance lease liabilities	$ 42,024	$ 18,364